Retirement Benefit Plan - Summary of Average Life Expectancies for Members Aged 60 (Detail)	1 Months Ended		12 Months Ended
	Jun. 30, 2017	Jun. 30, 2014	Mar. 31, 2019	Mar. 31, 2018
Male in Lower Pay Bracket [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Assumptions			25 years 8 months 12 days	25 years 9 months 18 days
Male in Lower Pay Bracket [Member] | BTPS [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Assumptions	25 years 10 months 25 days	26 years 1 month 6 days
Male in Medium Pay Bracket [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Assumptions			27 years	27 years 1 month 6 days
Male in Medium Pay Bracket [Member] | BTPS [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Assumptions	27 years 2 months 12 days	27 years 6 months
Male in Higher Pay Bracket [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Assumptions			28 years 6 months	28 years 6 months
Male in Higher Pay Bracket [Member] | BTPS [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Assumptions	28 years 7 months 6 days	29 years
Female in Lower Pay Bracket [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Assumptions			28 years 6 months	28 years 6 months
Female in Lower Pay Bracket [Member] | BTPS [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Assumptions	28 years 7 months 6 days	28 years 10 months 24 days
Female in Higher Pay Bracket [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Assumptions			28 years 8 months 12 days	28 years 8 months 12 days
Female in Higher Pay Bracket [Member] | BTPS [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Assumptions	28 years 10 months 25 days	29 years 2 months 12 days
Average Improvement for a Member Retiring at Age 60 in 10 Years Time [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Assumptions			8 months 12 days	8 months 12 days
Average Improvement for a Member Retiring at Age 60 in 10 Years Time [Member] | BTPS [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Assumptions	10 months 25 days	1 year 3 months 18 days